Property And Equipment (Summary Of Property And Equipment) (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property And Equipment [Abstract]
Unproved properties	$ 136,410	$ 116,311	$ 127,551
Accumulated impairment of unproved properties	(18,974)	(65)	(2,684)
Unproved properties, net	117,436	116,246	124,867
Proved oil and natural gas properties	1,931,207	1,611,249	1,345,482
Accumulated depreciation, depletion, amortization and impairment	(1,103,776)	(1,015,333)	(944,407)
Proved oil and natural gas properties, net	827,431	595,916	401,075
TOTAL OIL AND NATURAL GAS PROPERTIES, net	944,867	712,162	525,942
Land	5,339	4,730	3,868
Office furniture and equipment, vehicles	20,170	19,446	18,794
Accumulated depreciation	(16,370)	(14,445)	(11,565)
Other property and equipment, net	9,139	9,731	11,097
Total property and equipment, net	$ 954,006	$ 721,893	$ 537,039